CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
CASH AND CASH EQUIVALENTS

3.	CASH AND CASH EQUIVALENTS

		Consolidated
	12/31/2024	12/31/2023
Cash and banks
In Brazil	701,494	103,383
Abroad	13,318,603	10,797,192
	14,020,097	10,900,575

Financial investments
In Brazil	7,688,051	4,227,916
Abroad	1,602,049	917,727
	9,290,100	5,145,643
	23,310,197	16,046,218

The financial resources available in the country are basically invested in private and public securities with income linked to the variation of Interbank Deposit Certificates (CDI) and repurchase and resale agreements backed by fixed income securities. The Company applies part of the resources through exclusive investment funds, whose financial statements were consolidated in the Company.

The financial resources available abroad, held in dollars and euros, are invested in private securities, in banks considered by Management as first-rate and are remunerated at pre-fixed rates.

Accounting Policy

Cash and cash equivalents include cash, bank deposits and other short-term investments of immediate liquidity, redeemable within 90 days of the contracting date, readily convertible into an amount known as cash and with insignificant risk of change in their market value.